Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Restricted Cash (Textual) [Abstract]
Restricted cash and cash equivalents related to insurance policy	$ 5.2	$ 5.3
Restricted cash and cash equivalents for expected contribution to AICF	$ 138.7